Other Non-current Assets - Summary of Other Non-current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Miscellaneous non-current assets [abstract]
Taxes recoverable, statutory deposits and dues from government	$ 124.2	₨ 9,083.5	₨ 7,137.1
Prepaid expenses	25.0	1,831.0	848.6
Employee benefits	0.7	50.9	38,210.8
Others	39.9	2,920.1	3,748.6
Total	$ 189.8	₨ 13,885.5	₨ 49,945.1